Pilot plant - Operations costs (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Pilot plant
Pilot plant operations	$ 4,427,565	$ 1,489,602	$ 10,402,608	$ 5,770,808
Internet
Pilot plant
Pilot plant operations	2,956	2,745	8,421	8,236
Personnel
Pilot plant
Pilot plant operations	1,298,278	872,247	4,340,725	2,571,454
Reagents
Pilot plant
Pilot plant operations	1,894,508	305,722	2,478,975	1,060,045
Repairs and maintenance
Pilot plant
Pilot plant operations	7,013	63,981	15,972	247,854
Supplies
Pilot plant
Pilot plant operations	869,718	80,423	2,551,944	726,859
Testwork
Pilot plant
Pilot plant operations	297,127	73,890	856,733	457,106
Office trailer rental
Pilot plant
Pilot plant operations	10,509	8,064	30,052	23,557
Utilities
Pilot plant
Pilot plant operations	$ 47,456	75,394	$ 119,786	$ 675,697
Foreign exchange.
Pilot plant
Pilot plant operations		$ 7,136